Shareholder Report	12 Months Ended	43 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000224641
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-Month US Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with capital preservation while maintaining liquidity by investing primarily in a diversified portfolio of investment-grade securities.

Top Contributors to Performance

■ Sector and Security Selection added 33 basis points of excess returns as both Asset-Backed Securities and Investment-Grade

   Corporate Securities outperformed Treasuries during the last fiscal year.

■ Duration Management added 10 basis points of excess returns as the portfolio duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

■ There were no material detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE 3M US T-Bill Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,036	$10,029	$10,002
8/31/2022	$10,026	$8,874	$10,039
8/31/2023	$10,499	$8,769	$10,466
8/31/2024	$11,140	$9,408	$11,040

Average Annual Return [Table Text Block]
Fund/Index	1 Year	Since Inception 2/3/2021
Institutional Shares	6.11%	3.07%
Bloomberg US Aggregate Bond IndexFootnote Reference*	7.30%	(1.69%)
ICE 3M US T-Bill Index	5.48%	2.81%

Performance Inception Date		Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 148,403,914	$ 148,403,914
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$148,403,914
Number of Investments	57
Portfolio Turnover	78%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	2.0%
Commercial Paper	3.4%
Repurchase Agreements	14.3%
Corporate Bonds	17.0%
Other Repurchase Agreements	25.2%
Asset-Backed Securities	39.1%

Material Fund Change Strategies [Text Block]

     During the reporting period, the Fund achieved its predetermined asset size scale to invest in securities directly and no longer seeks to implement its investment strategy through the investment of a considerable portion of its assets in an affiliated money market fund, as had previously been disclosed in the Fund’s Prospectus. Accordingly, effective October 29, 2024, such disclosure and related risk have been removed from the Fund’s Prospectus.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000224643
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.

Top Contributors to Performance

■ Credit quality contributed positively to relative performance with exposure to A-2-rated primarily variable-rate securities as well as

   AA-rated and A-rated fixed-rate securities or equivalent issuer ratings, all of which are excluded from the AAA-rated Index.

■ Yield curve allocations contributed positively to relative performance, specifically a strategy with a significant allocation to daily and weekly variable rate demand notes (VRDNs) for both liquidity and duration management, combined with tactical longer duration allocations to General Obligation-Local and Industrial Development/Pollution Control bonds/notes. The 7-day SIFMA Index rate, a proxy for weekly VRDNs, which fluctuated over a wide range, averaged 3.48% during the period.

■ The purchase of high-quality, longer than Index bond/note maturities (typically six to 12 months) during periods when short-term municipal market yields peaked contributed to relative performance. The one-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.53% to 3.83%.

Top Detractors from Performance

■ Duration management modestly detracted from relative performance. While the Fund ended the fiscal year with a dollar-weighted average maturity (WAM) of approximately 90 days, it held a short duration position relative to the Index during a majority of the period where, despite the Federal Reserve having left rates unchanged, the Index fluctuated over a wide range from

   2.60% to 4.25% and ended the period at 2.65%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P Municipal Bond Index	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,016	$10,106	$10,004
8/31/2022	$10,076	$9,289	$10,072
8/31/2023	$10,397	$9,456	$10,367
8/31/2024	$10,801	$10,047	$10,717

Average Annual Return [Table Text Block]
Fund/Index	1 Year	Since Inception 2/3/2021
Institutional Shares	3.89%	2.18%
S&P Municipal Bond IndexFootnote Reference*	6.25%	0.13%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index	3.37%	1.96%

Performance Inception Date		Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 239,398,860	$ 239,398,860
Holdings Count | Holding	100	100
Advisory Fees Paid, Amount	$ 101,514
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$239,398,860
Number of Investments	100
Portfolio Turnover	39%
Total Advisory Fees Paid	$101,514

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Single Family Housing	0.2%
Port	0.5%
General Obligation- Local (Appropriation)	0.5%
Higher Education	0.6%
Hospital	1.5%
Water & Sewer	1.7%
Airport	4.4%
Electric & Gas	7.2%
Multi-Family Housing	19.1%
Industrial Development/Pollution Control	21.9%
General Obligation- Local	23.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 28, 2023, the Fund’s investment strategy was changed to increase the Fund’s maximum permitted exposure to investments subject to the federal alternative minimum tax (AMT) for individuals from 20% to 40%.

Material Fund Change Strategies [Text Block]

     Effective November 28, 2023, the Fund’s investment strategy was changed to increase the Fund’s maximum permitted exposure to investments subject to the federal alternative minimum tax (AMT) for individuals from 20% to 40%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.